UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices)(zip code)

(Name and Address of Agent for	Copy to:
Service)
Ryan M. Louvar, Esq.	Leonard Mackey, Esq.
State Street Bank and Trust Company	Clifford Chance US LLP
One Lincoln Street — CPH0326	31 West 52nd Street
Boston, MA 02111	New York, New York 10019
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011

Item 1: Report to Shareholders

The Select Sector SPDR Trust

Semi-Annual Report
March 31, 2011

The Select Sector SPDR Trust	Semi - Annual Report
Select Sector SPDR Funds
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500® and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.
Nine Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY

The Consumer Staples Select Sector SPDR Fund	XLP

The Energy Select Sector SPDR Fund	XLE

The Financial Select Sector SPDR Fund	XLF

The Health Care Select Sector SPDR Fund	XLV

The Industrial Select Sector SPDR Fund	XLI

The Materials Select Sector SPDR Fund	XLB

The Technology Select Sector SPDR Fund	XLK

The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500® Index.

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500® and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.

Nine Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500® Index.

Performance and Portfolio Summary
The Consumer Discretionary Select Sector SPDR Fund (XLY)	1
The Consumer Staples Select Sector SPDR Fund (XLP)	4
The Energy Select Sector SPDR Fund (XLE)	7
The Financial Select Sector SPDR Fund (XLF)	10
The Health Care Select Sector SPDR Fund (XLV)	13
The Industrial Select Sector SPDR Fund (XLI)	16
The Materials Select Sector SPDR Fund (XLB)	19
The Technology Select Sector SPDR Fund (XLK)	22
The Utilities Select Sector SPDR Fund (XLU)	25
Schedules of Investments
The Consumer Discretionary Select Sector SPDR Fund (XLY)	28
The Consumer Staples Select Sector SPDR Fund (XLP)	30
The Energy Select Sector SPDR Fund (XLE)	31
The Financial Select Sector SPDR Fund (XLF)	32
The Health Care Select Sector SPDR Fund (XLV)	34
The Industrial Select Sector SPDR Fund (XLI)	35
The Materials Select Sector SPDR Fund (XLB)	36
The Technology Select Sector SPDR Fund (XLK)	37
The Utilities Select Sector SPDR Fund (XLU)	39
Financial Statements	40
Financial Highlights	48
Notes to Financial Statements	57
Other Information	66

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	17.80%	17.84%	17.99%	N/A	N/A	N/A

ONE YEAR	20.79%	20.77%	21.10%	20.79%	20.77%	21.10%

THREE YEARS	33.12%	33.13%	33.61%	10.00%	10.01%	10.14%

FIVE YEARS	24.82%	24.79%	25.76%	4.53%	4.53%	4.69%

TEN YEARS	67.09%	67.02%	70.44%	5.27%	5.26%	5.48%

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Consumer Discretionary Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	THE WALT	MCDONALD’S	COMCAST	AMAZON.	THE HOME DEPOT,
DESCRIPTION	DISNEY CO.	CORP.	CORP. (CLASS A)	COM, INC.	INC.

MARKET VALUE	$143,833,170	139,332,127	120,549,206	112,826,407	106,722,831

% OF NET ASSETS	6.5	6.3	5.4	5.1	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Consumer Staples Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	8.86%	8.88%	9.00%	N/A	N/A	N/A

ONE YEAR	10.11%	10.12%	10.34%	10.11%	10.12%	10.34%

THREE YEARS	16.38%	16.46%	16.99%	5.19%	5.21%	5.37%

FIVE YEARS	43.58%	43.52%	45.50%	7.50%	7.49%	7.79%

TEN YEARS	48.34%	49.34%	52.29%	4.02%	4.09%	4.30%

The Consumer Staples Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Consumer Staples Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	THE PROCTER &	PHILIP MORRIS	WAL-MART	THE COCA-COLA	KRAFT FOODS, INC.
DESCRIPTION	GAMBLE CO.	INTERNATIONAL, INC.	STORES, INC.	CO.	(CLASS A)

MARKET VALUE	$495,829,303	338,968,384	293,050,661	256,325,443	157,623,764

% OF NET ASSETS	14.3	9.8	8.5	7.4	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Food & Staples Retailing	24.1
Household Products	21.5
Food Products	19.6
Tobacco	16.8
Beverages	15.9
Personal Products	2.1

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Energy Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	ENERGY	NET ASSET	MARKET	ENERGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	43.36%	43.39%	43.60%	N/A	N/A	N/A

ONE YEAR	41.00%	41.05%	41.28%	41.00%	41.05%	41.28%

THREE YEARS	13.43%	13.57%	14.08%	4.29%	4.33%	4.49%

FIVE YEARS	58.16%	58.40%	59.85%	9.60%	9.64%	9.84%

TEN YEARS	204.11%	205.10%	212.09%	11.76%	11.80%	12.05%

The Energy Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Energy Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	EXXON MOBIL	CHEVRON	SCHLUMBERGER,		OCCIDENTAL PETROLEUM
DESCRIPTION	CORP.	CORP.	LTD.	CONOCOPHILLIPS	CORP.

MARKET VALUE	$1,835,619,009	1,436,141,106	863,660,809	550,178,540	483,411,700

% OF NET ASSETS	16.8	13.1	7.9	5.0	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Oil, Gas & Consumable Fuels	77.7
Energy Equipment & Services	22.3

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Financial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	FINANCIAL	NET ASSET	MARKET	FINANCIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	14.84%	14.91%	15.01%	N/A	N/A	N/A

ONE YEAR	3.82%	3.85%	3.98%	3.82%	3.85%	3.98%

THREE YEARS	−29.47%	−29.38%	−29.55%	−10.98%	−10.95%	−11.02%

FIVE YEARS	−43.20%	−43.23%	−43.04%	−10.70%	−10.70%	−10.65%

TEN YEARS	−23.08%	−22.95%	−21.75%	−2.59%	−2.57%	−2.42%

The Financial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Financial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	JPMORGAN CHASE &	WELLS FARGO &	BERKSHIRE HATHAWAY,	BANK OF AMERICA	CITIGROUP,
DESCRIPTION	CO.	CO.	INC. (CLASS B)	CORP.	INC.

MARKET VALUE	$775,967,140	705,649,449	611,683,703	570,081,471	542,669,478

% OF NET ASSETS	9.6	8.8	7.6	7.1	6.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Diversified Financial Services	26.4
Insurance	24.4
Commercial Banks	18.4
Capital Markets	15.3
Real Estate Investment Trusts (REITS)	9.8
Consumer Finance	4.8
Thrifts & Mortgage Finance	0.5
Real Estate Management & Development	0.4

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Health Care Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	HEALTH CARE	NET ASSET	MARKET	HEALTH CARE
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	9.59%	9.64%	9.69%	N/A	N/A	N/A

ONE YEAR	5.09%	5.12%	5.26%	5.09%	5.12%	5.26%

THREE YEARS	13.30%	13.48%	13.81%	4.25%	4.30%	4.41%

FIVE YEARS	13.31%	13.32%	14.30%	2.53%	2.53%	2.71%

TEN YEARS	40.99%	42.00%	44.19%	3.49%	3.57%	3.73%

The Health Care Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Health Care Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	PFIZER,		MERCK & CO.,	ABBOTT	UNITEDHEALTH GROUP,
DESCRIPTION	INC.	JOHNSON & JOHNSON	INC.	LABORATORIES	INC.

MARKET VALUE	$358,148,408	357,441,741	224,467,307	141,916,267	109,930,558

% OF NET ASSETS	12.1	12.1	7.6	4.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Pharmaceuticals	47.2
Health Care Providers & Services	19.1
Health Care Equipment & Supplies	17.2
Biotechnology	11.6
Life Sciences Tools & Services	4.3
Health Care Technology	0.6

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Industrial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	INDUSTRIAL	NET ASSET	MARKET	INDUSTRIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	21.55%	21.55%	21.76%	N/A	N/A	N/A

ONE YEAR	22.97%	22.92%	23.26%	22.97%	22.92%	23.26%

THREE YEARS	8.94%	9.28%	9.37%	2.90%	3.00%	3.03%

FIVE YEARS	23.76%	23.57%	24.84%	4.36%	4.32%	4.54%

TEN YEARS	69.59%	69.23%	73.62%	5.42%	5.40%	5.67%

The Industrial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Industrial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	GENERAL	UNITED TECHNOLOGIES	CATERPILLAR,	UNITED PARCEL SERVICE,	3M
DESCRIPTION	ELECTRIC CO.	CORP.	INC.	INC. (CLASS B)	CO.

MARKET VALUE	$449,122,185	230,633,919	216,154,290	212,810,638	194,436,522

% OF NET ASSETS	11.0	5.6	5.3	5.2	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Aerospace & Defense	25.5
Machinery	24.3
Industrial Conglomerates	17.3
Air Freight & Logistics	9.0
Road & Rail	8.5
Electrical Equipment	5.1
Commercial Services & Supplies	4.5
Construction & Engineering	2.1
Trading Companies & Distributors	1.4
Professional Services	1.2
Airlines	0.7
Building Products	0.4

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Materials Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	23.41%	23.47%	23.63%	N/A	N/A	N/A

ONE YEAR	22.33%	22.36%	22.62%	22.33%	22.36%	22.62%

THREE YEARS	7.90%	8.02%	8.21%	2.57%	2.60%	2.67%

FIVE YEARS	40.50%	40.23%	41.35%	7.04%	7.00%	7.17%

TEN YEARS	151.19%	152.91%	157.28%	9.65%	9.72%	9.91%

The Materials Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Materials Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	FREEPORT-MCMORAN	E.I. DU PONT DE	THE DOW CHEMICAL	MONSANTO	NEWMONT MINING
DESCRIPTION	COPPER & GOLD, INC.	NEMOURS & CO.	CO.	CO.	CORP.

MARKET VALUE	$308,135,461	296,902,645	258,385,613	227,282,052	157,780,956

% OF NET ASSETS	11.8	11.3	9.9	8.7	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Chemicals	56.7
Metals & Mining	33.0
Containers & Packaging	4.6
Paper & Forest Products	4.3
Construction Materials	1.4

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Technology Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	13.94%	14.02%	14.13%	N/A	N/A	N/A

ONE YEAR	14.69%	14.76%	14.97%	14.69%	14.76%	14.97%

THREE YEARS	20.73%	21.09%	21.45%	6.48%	6.59%	6.69%

FIVE YEARS	25.05%	25.01%	26.16%	4.57%	4.57%	4.76%

TEN YEARS	15.64%	15.92%	18.13%	1.46%	1.49%	1.68%

The Technology Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Technology Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	APPLE,	INTERNATIONAL BUSINESS	MICROSOFT	AT&T,	GOOGLE, INC.
DESCRIPTION	INC.	MACHINES CORP.	CORP.	INC.	(CLASS A)

MARKET VALUE	$871,399,927	539,730,717	508,919,028	490,790,279	399,082,388

% OF NET ASSETS	12.5	7.7	7.3	7.0	5.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Computers & Peripherals	20.2
Software	17.5
IT Services	14.8
Diversified Telecommunication Services	13.0
Semiconductors & Semiconductor Equipment	11.4
Communications Equipment	9.9
Internet Software & Services	8.7
Electronic Equipment, Instruments & Components	2.3
Wireless Telecommunication Services	1.6
Office Electronics	0.6

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Utilities Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2011 is 0.20%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2011

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	UTILITIES	NET ASSET	MARKET	UTILITIES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	3.74%	3.80%	3.90%	N/A	N/A	N/A

ONE YEAR	12.08%	12.13%	12.34%	12.08%	12.13%	12.34%

THREE YEARS	−5.17%	−5.18%	−4.70%	−1.75%	−1.76%	−1.59%

FIVE YEARS	24.13%	24.15%	25.41%	4.42%	4.42%	4.63%

TEN YEARS	45.22%	46.17%	48.94%	3.80%	3.87%	4.06%

The Utilities Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Utilities Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2011

	SOUTHERN	EXELON	DOMINION RESOURCES,	NEXTERA ENERGY,	DUKE ENERGY
DESCRIPTION	CO.	CORP.	INC.	INC.	CORP.

MARKET VALUE	$328,686,212	278,400,683	264,822,379	236,650,554	226,961,866

% OF NET ASSETS	8.4	7.1	6.7	6.0	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

Electric Utilities	52.7
Multi-Utilities	39.5
Independent Power Producers & Energy Traders	5.3
Gas Utilities	2.5

*	The Fund’s industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 2.5%
Johnson Controls, Inc.	1,190,714	$49,497,981
The Goodyear Tire & Rubber Co. (a)	426,534	6,389,479

		55,887,460

AUTOMOBILES — 5.3%
Ford Motor Co. (a)	6,652,973	99,195,827
Harley-Davidson, Inc.	411,504	17,484,805

		116,680,632

DISTRIBUTORS — 0.7%
Genuine Parts Co. (b)	275,181	14,760,709

DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Group, Inc. (Class A) (a)	215,638	8,994,261
DeVry, Inc.	108,627	5,982,089
H&R Block, Inc. (b)	537,258	8,993,699

		23,970,049

HOTELS, RESTAURANTS & LEISURE — 15.5%
Carnival Corp.	758,555	29,098,170
Darden Restaurants, Inc.	241,673	11,873,394
International Game Technology (b)	520,786	8,452,357
Marriott International, Inc. (Class A) (b)	511,209	18,188,816
McDonald’s Corp.	1,831,149	139,332,127
Starbucks Corp.	1,311,701	48,467,352
Starwood Hotels & Resorts Worldwide, Inc.	337,938	19,640,957
Wyndham Worldwide Corp.	305,637	9,722,313
Wynn Resorts, Ltd.	133,603	17,000,982
Yum! Brands, Inc.	821,042	42,185,138

		343,961,606

HOUSEHOLD DURABLES — 3.9%
D.R. Horton, Inc. (b)	488,726	5,693,658
Fortune Brands, Inc.	269,849	16,700,955
Harman International Industries, Inc.	121,217	5,675,380
Leggett & Platt, Inc. (b)	255,041	6,248,504
Lennar Corp. (Class A)	277,128	5,021,559
Newell Rubbermaid, Inc.	506,999	9,698,891
Pulte Group, Inc. (a)	585,785	4,334,809
Stanley Black & Decker, Inc.	294,015	22,521,549
Whirlpool Corp. (b)	132,825	11,337,942

		87,233,247

INTERNET & CATALOG RETAIL — 8.2%
Amazon.com, Inc. (a)	626,361	112,826,407
Expedia, Inc. (b)	353,283	8,005,393
NetFlix, Inc. (a)	77,215	18,325,436
priceline.com, Inc. (a)(b)	86,348	43,730,081

		182,887,317

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	240,950	11,286,098
Mattel, Inc.	611,077	15,234,150

		26,520,248

MEDIA — 31.5%
Cablevision Systems Corp.	407,443	14,101,602
CBS Corp. (Class B)	1,180,125	29,550,330
Comcast Corp. (Class A)	4,876,586	120,549,206
DIRECTV (Class A) (a)	1,387,638	64,941,459
Discovery Communications, Inc. (Class A) (a)(b)	496,581	19,813,582
Gannett Co., Inc. (b)	417,849	6,363,840
McGraw-Hill Cos., Inc.	536,146	21,124,153
News Corp. (Class A)	4,012,938	70,467,191
Omnicom Group, Inc.	497,860	24,425,012
Scripps Networks Interactive (Class A)	157,510	7,889,676
The Interpublic Group of Cos., Inc.	853,670	10,730,632
The Walt Disney Co.	3,337,971	143,833,170
The Washington Post Co. (Class B) (b)	9,331	4,082,872
Time Warner Cable, Inc.	601,292	42,896,171
Time Warner, Inc.	1,917,543	68,456,285
Viacom, Inc. (Class B)	1,047,760	48,741,795

		697,966,976

MULTILINE RETAIL — 7.2%
Big Lots, Inc. (a)	131,466	5,709,568
Family Dollar Stores, Inc.	219,934	11,287,013
J.C. Penney Co., Inc.	412,878	14,826,449
Kohl’s Corp.	513,761	27,249,883
Macy’s, Inc.	739,817	17,947,960
Nordstrom, Inc.	293,869	13,188,841
Sears Holdings Corp. (a)(b)	76,630	6,333,470
Target Corp.	1,244,255	62,225,193

		158,768,377

SPECIALTY RETAIL — 17.9%
Abercrombie & Fitch Co. (Class A) (b)	153,340	9,001,058
AutoNation, Inc. (a)(b)	110,961	3,924,691
AutoZone, Inc. (a)	47,467	12,985,073
Bed Bath & Beyond, Inc. (a)	446,875	21,570,656
Best Buy Co., Inc.	576,935	16,569,573
CarMax, Inc. (a)(b)	396,390	12,724,119
GameStop Corp. (Class A) (a)(b)	263,774	5,940,190
Limited Brands, Inc.	462,030	15,191,547
Lowe’s Cos., Inc.	2,424,923	64,090,715
O’Reilly Automotive, Inc. (a)	248,277	14,265,996
RadioShack Corp. (b)	185,426	2,783,244
Ross Stores, Inc.	210,409	14,964,288
Staples, Inc. (b)	1,267,679	24,618,326
The Gap, Inc. (b)	767,478	17,391,051
The Home Depot, Inc.	2,879,731	106,722,831
Tiffany & Co. (b)	220,813	13,566,751
TJX Cos., Inc.	693,718	34,498,596
Urban Outfitters, Inc. (a)(b)	224,150	6,686,395

		397,495,100

TEXTILES, APPAREL & LUXURY GOODS — 4.8%
Coach, Inc.	519,610	27,040,505
NIKE, Inc. (Class B)	672,709	50,924,071
Polo Ralph Lauren Corp.	115,027	14,223,089
V.F. Corp.	152,472	15,023,066

		107,210,731

TOTAL COMMON STOCKS —
(Cost $2,235,620,006)		2,213,342,452

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	62,815,201	$62,815,201
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	2,681,235	2,681,235

TOTAL SHORT TERM INVESTMENTS —
(Cost $65,496,436)		65,496,436

TOTAL INVESTMENTS — 102.8% (f)
(Cost $2,301,116,442)		2,278,838,888
OTHER ASSETS & LIABILITIES — (2.8)%		(61,656,055)

NET ASSETS — 100.0%		$2,217,182,833

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 15.8%
Brown-Forman Corp. (Class B) (a)	429,319	$29,322,488
Coca-Cola Enterprises, Inc.	1,378,159	37,623,741
Constellation Brands, Inc. (Class A) (b)	766,138	15,537,278
Dr. Pepper Snapple Group, Inc.	643,667	23,918,666
Molson Coors Brewing Co. (Class B)	771,984	36,198,330
PepsiCo, Inc.	2,290,723	147,545,468
The Coca-Cola Co.	3,863,232	256,325,443

		546,471,414

FOOD & STAPLES RETAILING — 24.0%
Costco Wholesale Corp.	1,393,558	102,175,673
CVS Caremark Corp.	4,404,728	151,170,265
Safeway, Inc. (a)	1,317,733	31,019,435
SUPERVALU, Inc. (a)	963,217	8,601,528
Sysco Corp. (a)	1,898,702	52,594,045
The Kroger Co.	2,179,816	52,250,189
Wal-Mart Stores, Inc.	5,630,176	293,050,661
Walgreen Co.	2,806,017	112,633,522
Whole Foods Market, Inc.	423,959	27,938,898

		831,434,216

FOOD PRODUCTS — 19.5%
Archer-Daniels-Midland Co.	2,123,375	76,462,734
Campbell Soup Co. (a)	770,626	25,515,427
ConAgra Foods, Inc.	1,565,056	37,170,080
Dean Foods Co. (a)(b)	522,947	5,229,470
General Mills, Inc.	2,097,705	76,671,118
H.J. Heinz Co.	1,135,142	55,417,632
Hormel Foods Corp. (a)	398,418	11,091,957
Kellogg Co.	892,893	48,198,364
Kraft Foods, Inc. (Class A)	5,026,268	157,623,764
McCormick & Co., Inc. (a)	629,130	30,091,288
Mead Johnson Nutrition Co.	588,302	34,080,335
Sara Lee Corp.	2,113,700	37,349,079
The Hershey Co.	558,985	30,380,835
The J.M. Smucker Co.	342,633	24,460,570
Tyson Foods, Inc. (Class A)	1,377,706	26,438,178

		676,180,831

HOUSEHOLD PRODUCTS — 21.4%
Clorox Co. (a)	515,998	36,155,980
Colgate-Palmolive Co.	1,549,400	125,129,544
Kimberly-Clark Corp.	1,269,746	82,876,321
The Procter & Gamble Co.	8,049,177	495,829,303

		739,991,148

PERSONAL PRODUCTS — 2.1%
Avon Products, Inc. (a)	1,474,305	39,865,207
The Estee Lauder Cos., Inc. (Class A)	329,132	31,715,160

		71,580,367

TOBACCO — 16.8%
Altria Group, Inc.	6,012,647	156,509,201
Lorillard, Inc. (a)	418,277	39,740,498
Philip Morris International, Inc.	5,164,839	338,968,384
Reynolds American, Inc. (a)	1,284,334	45,632,387

		580,850,470

TOTAL COMMON STOCKS —
(Cost $3,549,571,173)		3,446,508,446

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	92,495,429	92,495,429
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	2,285,211	2,285,211

TOTAL SHORT TERM INVESTMENTS —
(Cost $94,780,640)		94,780,640

TOTAL INVESTMENTS — 102.3% (f)
(Cost $3,644,351,813)		3,541,289,086
OTHER ASSETS & LIABILITIES — (2.3)%		(79,508,514)

NET ASSETS — 100.0%		$3,461,780,572

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 22.2%
Baker Hughes, Inc.	3,752,573	$275,551,435
Cameron International Corp. (a)	2,558,784	146,106,566
Diamond Offshore Drilling, Inc. (b)	747,027	58,043,998
FMC Technologies, Inc. (a)	1,410,380	133,252,702
Halliburton Co.	7,131,427	355,430,322
Helmerich & Payne, Inc. (b)	693,655	47,647,162
Nabors Industries, Ltd. (a)	3,419,004	103,869,342
National-Oilwell Varco, Inc.	3,484,126	276,186,668
Noble Corp. (b)	1,646,197	75,099,507
Rowan Cos., Inc. (a)	2,221,581	98,149,449
Schlumberger, Ltd.	9,260,785	863,660,809

		2,432,997,960

OIL, GAS & CONSUMABLE FUELS — 77.7%
Anadarko Petroleum Corp.	3,767,553	308,637,942
Apache Corp.	2,877,442	376,714,707
Cabot Oil & Gas Corp.	1,475,954	78,181,283
Chesapeake Energy Corp. (b)	5,707,978	191,331,422
Chevron Corp.	13,368,157	1,436,141,106
ConocoPhillips	6,889,288	550,178,540
CONSOL Energy, Inc.	2,364,816	126,825,082
Denbury Resources, Inc. (a)	5,271,891	128,634,140
Devon Energy Corp.	3,214,069	294,955,112
El Paso Corp.	7,231,798	130,172,364
EOG Resources, Inc.	2,131,913	252,653,010
EQT Corp.	976,144	48,709,586
Exxon Mobil Corp.	21,818,840	1,835,619,009
Hess Corp.	2,435,876	207,560,994
Marathon Oil Corp.	5,437,565	289,876,590
Massey Energy Co. (b)	2,177,366	148,844,740
Murphy Oil Corp.	1,709,491	125,510,829
Newfield Exploration Co. (a)(b)	870,736	66,184,643
Noble Energy, Inc.	1,561,509	150,919,845
Occidental Petroleum Corp.	4,626,392	483,411,700
Peabody Energy Corp. (b)	2,571,632	185,054,639
Pioneer Natural Resources Co. (b)	1,720,756	175,379,451
QEP Resources, Inc. (b)	1,149,433	46,598,014
Range Resources Corp. (b)	1,635,052	95,585,140
Southwestern Energy Co. (a)	2,903,774	124,775,169
Spectra Energy Corp.	5,685,344	154,527,650
Sunoco, Inc.	1,868,025	85,163,260
Tesoro Corp. (a)(b)	2,936,100	78,775,563
The Williams Cos., Inc.	5,393,654	168,174,132
Valero Energy Corp.	5,188,866	154,731,984

		8,499,827,646

TOTAL COMMON STOCKS —
(Cost $10,270,511,649)		10,932,825,606

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	180,092,943	180,092,943
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	4,934,698	4,934,698

TOTAL SHORT TERM INVESTMENTS —
(Cost $185,027,641)		185,027,641

TOTAL INVESTMENTS — 101.6% (f)
(Cost $10,455,539,290)		11,117,853,247
OTHER ASSETS & LIABILITIES — (1.6)%		(177,388,024)

NET ASSETS — 100.0%		$10,940,465,223

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CAPITAL MARKETS — 15.2%
Ameriprise Financial, Inc.	1,041,992	$63,644,871
E*TRADE Financial Corp. (a)	935,935	14,628,664
Federated Investors, Inc. (Class B) (b)	391,810	10,480,918
Franklin Resources, Inc.	612,984	76,672,039
Invesco, Ltd.	1,945,360	49,723,402
Janus Capital Group, Inc. (b)	786,894	9,812,568
Legg Mason, Inc.	644,146	23,247,229
Morgan Stanley	6,530,990	178,426,647
Northern Trust Corp. (b)	1,023,027	51,918,620
State Street Corp. (c)	2,122,693	95,393,823
T. Rowe Price Group, Inc.	1,094,482	72,695,494
The Bank of New York Mellon Corp.	5,247,358	156,738,584
The Charles Schwab Corp.	4,220,272	76,091,504
The Goldman Sachs Group, Inc.	2,199,367	348,533,689

		1,228,008,052

COMMERCIAL BANKS — 18.4%
BB&T Corp. (b)	2,936,001	80,593,227
Comerica, Inc. (b)	747,838	27,460,611
Fifth Third Bancorp	3,877,889	53,825,099
First Horizon National Corp. (b)	1,114,152	12,489,644
Huntington Bancshares, Inc.	3,652,977	24,255,767
KeyCorp	4,018,794	35,686,891
M & T Bank Corp.	507,991	44,941,964
Marshall & Ilsley Corp.	2,242,733	17,919,437
PNC Financial Services Group, Inc.	2,220,546	139,872,192
Regions Financial Corp.	5,314,556	38,583,677
SunTrust Banks, Inc.	2,263,862	65,289,780
U.S. Bancorp	8,121,197	214,643,237
Wells Fargo & Co.	22,260,235	705,649,449
Zions Bancorporation (b)	773,560	17,838,294

		1,479,049,269

CONSUMER FINANCE — 4.9%
American Express Co.	4,420,262	199,795,842
Capital One Financial Corp.	1,933,155	100,446,734
Discover Financial Services	2,304,058	55,573,879
SLM Corp. (a)	2,226,397	34,063,874

		389,880,329

DIVERSIFIED FINANCIAL SERVICES — 26.4%
Bank of America Corp.	42,766,802	570,081,471
Citigroup, Inc. (a)	122,775,900	542,669,478
CME Group, Inc.	283,234	85,409,213
IntercontinentalExchange, Inc. (a)	310,014	38,299,129
JPMorgan Chase & Co.	16,832,259	775,967,140
Leucadia National Corp. (b)	837,221	31,429,276
Moody’s Corp. (b)	843,315	28,596,812
NYSE Euronext	1,103,766	38,819,450
The Nasdaq OMX Group, Inc. (a)	633,446	16,368,245

		2,127,640,214

INSURANCE — 24.3%
ACE, Ltd. (b)	1,418,387	91,769,639
AFLAC, Inc.	1,987,602	104,905,633
American International Group, Inc. (a)(b)	607,767	21,356,932
Aon Corp.	1,407,519	74,542,206
Assurant, Inc.	422,764	16,280,642
Berkshire Hathaway, Inc. (Class B) (a)	7,314,166	611,683,703
Chubb Corp.	1,247,840	76,505,070
Cincinnati Financial Corp. (b)	689,556	22,617,437
Genworth Financial, Inc. (Class A) (a)(b)	2,072,939	27,901,759
Hartford Financial Services Group, Inc. (b)	1,879,233	50,607,745
Lincoln National Corp.	1,334,411	40,085,706
Loews Corp.	1,328,589	57,248,900
Marsh & McLennan Cos., Inc.	2,298,994	68,533,011
MetLife, Inc.	4,458,468	199,427,274
Principal Financial Group, Inc.	1,355,634	43,529,408
Prudential Financial, Inc.	2,053,572	126,458,964
The Allstate Corp.	2,239,294	71,164,763
The Progressive Corp.	2,788,979	58,931,126
The Travelers Cos., Inc. (b)	1,821,952	108,369,705
Torchmark Corp. (b)	329,164	21,882,823
Unum Group (b)	1,308,593	34,350,566
XL Group PLC (b)	1,314,140	32,327,844

		1,960,480,856

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.8%
Apartment Investment & Management Co. (Class A)	499,764	12,728,989
AvalonBay Communities, Inc. (b)	363,721	43,675,618
Boston Properties, Inc. (b)	602,659	57,162,206
Equity Residential	1,242,347	70,080,794
HCP, Inc.	1,696,572	64,367,942
Health Care REIT, Inc.	744,400	39,036,336
Host Hotels & Resorts, Inc.	2,876,805	50,660,536
Kimco Realty Corp. (b)	1,719,475	31,535,172
Plum Creek Timber Co., Inc. (b)	683,801	29,820,562
ProLogis (b)	2,410,409	38,518,336
Public Storage, Inc.	590,584	65,501,671
Simon Property Group, Inc.	1,254,759	134,459,974
Ventas, Inc.	688,497	37,385,387
Vornado Realty Trust	690,765	60,441,937
Weyerhaeuser Co.	2,269,873	55,838,876

		791,214,336

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	1,230,555	32,855,819

THRIFTS & MORTGAGE FINANCE — 0.5%
Hudson City Bancorp, Inc. (b)	2,228,801	21,574,794
People’s United Financial, Inc. (b)	1,529,602	19,242,393

		40,817,187

TOTAL COMMON STOCKS —
(Cost $8,209,173,853)		8,049,946,062

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	195,763,203	$195,763,203
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	4,976,363	4,976,363

TOTAL SHORT TERM INVESTMENTS —
(Cost $200,739,566)		200,739,566

TOTAL INVESTMENTS — 102.4% (g)
(Cost $8,409,913,419)		8,250,685,628
OTHER ASSETS & LIABILITIES — (2.4)%		(191,056,924)

NET ASSETS — 100.0%		$8,059,628,704

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Affiliated Issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 11.5%
Amgen, Inc. (a)	2,056,598	$109,925,163
Biogen Idec, Inc. (a)	543,226	39,867,356
Celgene Corp. (a)	1,025,327	58,987,062
Cephalon, Inc. (a)(b)	166,779	12,638,513
Genzyme Corp. (a)	590,633	44,976,703
Gilead Sciences, Inc. (a)	1,754,045	74,441,670

		340,836,467

HEALTH CARE EQUIPMENT & SUPPLIES — 17.2%
Baxter International, Inc.	1,296,985	69,738,884
Becton, Dickinson & Co.	500,706	39,866,212
Boston Scientific Corp. (a)	3,391,738	24,386,596
C.R. Bard, Inc. (b)	199,753	19,837,470
CareFusion Corp. (a)	493,881	13,927,444
Covidien PLC	1,089,213	56,573,723
DENTSPLY International, Inc.	314,656	11,639,125
Edwards Lifesciences Corp. (a)	252,700	21,984,900
Intuitive Surgical, Inc. (a)(b)	85,675	28,569,186
Medtronic, Inc.	2,369,641	93,245,373
St. Jude Medical, Inc.	736,837	37,770,265
Stryker Corp.	754,428	45,869,222
Varian Medical Systems, Inc. (a)	264,737	17,906,811
Zimmer Holdings, Inc. (a)	430,640	26,066,639

		507,381,850

HEALTH CARE PROVIDERS & SERVICES — 19.1%
Aetna, Inc.	871,045	32,603,214
AmerisourceBergen Corp.	627,609	24,828,212
Cardinal Health, Inc.	779,136	32,045,864
CIGNA Corp.	618,925	27,405,999
Coventry Health Care, Inc. (a)	330,367	10,535,404
DaVita, Inc. (a)	211,772	18,108,624
Express Scripts, Inc. (a)	1,226,723	68,218,066
Humana, Inc. (a)	399,384	27,932,917
Laboratory Corp. of America Holdings (a)(b)	220,517	20,316,231
McKesson Corp.	577,661	45,664,102
Medco Health Solutions, Inc. (a)	917,487	51,526,070
Patterson Cos., Inc.	211,147	6,796,822
Quest Diagnostics, Inc.	356,350	20,568,522
Tenet Healthcare Corp. (a)	1,115,956	8,313,872
UnitedHealth Group, Inc.	2,432,092	109,930,558
WellPoint, Inc.	850,267	59,340,134

		564,134,611

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)(b)	158,150	17,586,280

LIFE SCIENCES TOOLS & SERVICES — 4.3%
Agilent Technologies, Inc. (a)	761,217	34,087,297
Life Technologies Corp. (a)	396,967	20,809,010
PerkinElmer, Inc.	251,839	6,615,811
Thermo Fisher Scientific, Inc. (a)	861,478	47,855,103
Waters Corp. (a)	201,442	17,505,310

		126,872,531

PHARMACEUTICALS — 47.1%
Abbott Laboratories	2,893,298	141,916,267
Allergan, Inc.	693,041	49,219,772
Bristol-Myers Squibb Co.	3,773,917	99,744,626
Eli Lilly & Co.	2,246,883	79,022,875
Forest Laboratories, Inc. (a)	638,487	20,623,130
Hospira, Inc. (a)	367,564	20,289,533
Johnson & Johnson	6,032,772	357,441,741
Merck & Co., Inc.	6,799,979	224,467,307
Mylan, Inc. (a)	964,010	21,854,107
Pfizer, Inc.	17,634,092	358,148,408
Watson Pharmaceuticals, Inc. (a)	292,880	16,404,209

		1,389,131,975

TOTAL COMMON STOCKS —
(Cost $3,306,726,082)		2,945,943,714

SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,280,843	25,280,843
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,280,943)		25,280,943

TOTAL INVESTMENTS — 100.7% (f)
(Cost $3,332,007,025)		2,971,224,657
OTHER ASSETS & LIABILITIES — (0.7)%		(19,737,213)

NET ASSETS — 100.0%		$2,951,487,444

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 25.4%
General Dynamics Corp.	1,155,593	$88,472,200
Goodrich Corp.	550,805	47,110,352
Honeywell International, Inc.	2,357,083	140,741,426
Huntington Ingalls Industries, Inc. (a)	6,178	256,387
ITT Corp.	635,347	38,152,587
L-3 Communications Holdings, Inc.	322,231	25,233,910
Lockheed Martin Corp.	865,713	69,603,325
Northrop Grumman Corp.	897,845	56,303,860
Precision Castparts Corp.	408,810	60,168,656
Raytheon Co.	1,121,378	57,044,499
Rockwell Collins, Inc.	570,985	37,016,958
Textron, Inc. (b)	978,847	26,810,619
The Boeing Co.	2,191,182	161,994,085
United Technologies Corp.	2,724,559	230,633,919

		1,039,542,783

AIR FREIGHT & LOGISTICS — 9.0%
C.H. Robinson Worldwide, Inc. (b)	472,544	35,029,687
Expeditors International of Washington, Inc.	604,440	30,306,621
FedEx Corp.	962,316	90,024,662
United Parcel Service, Inc. (Class B)	2,863,437	212,810,638

		368,171,608

AIRLINES — 0.7%
Southwest Airlines Co.	2,338,106	29,530,279

BUILDING PRODUCTS — 0.4%
Masco Corp.	1,140,425	15,874,716

COMMERCIAL SERVICES & SUPPLIES — 4.5%
Avery Dennison Corp.	376,690	15,805,912
Cintas Corp. (b)	436,046	13,199,112
Iron Mountain, Inc.	572,555	17,880,893
Pitney Bowes, Inc.	663,850	17,054,306
R.R. Donnelley & Sons Co.	854,688	16,170,697
Republic Services, Inc.	874,988	26,284,640
Stericycle, Inc. (a)(b)	243,662	21,605,510
Waste Management, Inc. (b)	1,478,118	55,192,926

		183,193,996

CONSTRUCTION & ENGINEERING — 2.1%
Fluor Corp.	731,582	53,888,330
Jacobs Engineering Group, Inc. (a)	359,422	18,485,074
Quanta Services, Inc. (a)	613,452	13,759,728

		86,133,132

ELECTRICAL EQUIPMENT — 5.1%
Emerson Electric Co.	2,275,086	132,933,275
Rockwell Automation, Inc.	524,664	49,659,448
Roper Industries, Inc. (b)	271,576	23,480,461

		206,073,184

INDUSTRIAL CONGLOMERATES — 17.2%
3M Co.	2,079,535	194,436,522
General Electric Co.	22,400,109	449,122,185
Tyco International, Ltd.	1,349,315	60,408,833

		703,967,540

MACHINERY — 24.2%
Caterpillar, Inc.	1,941,215	216,154,290
Cummins, Inc.	1,037,174	113,695,014
Danaher Corp.	1,729,812	89,777,243
Deere & Co.	1,339,340	129,768,653
Dover Corp.	643,393	42,296,656
Eaton Corp.	1,185,826	65,742,193
Flowserve Corp.	158,931	20,470,313
Illinois Tool Works, Inc.	1,509,531	81,092,005
Ingersoll-Rand PLC (b)	939,197	45,372,607
Joy Global, Inc.	298,610	29,505,654
PACCAR, Inc. (b)	1,210,786	63,384,647
Pall Corp.	480,491	27,681,087
Parker-Hannifin Corp.	581,845	55,089,085
Snap-on, Inc.	166,308	9,988,458

		990,017,905

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	141,747	11,373,779
Equifax, Inc.	477,917	18,567,076
Robert Half International, Inc. (b)	589,418	18,036,191

		47,977,046

ROAD & RAIL — 8.5%
CSX Corp.	1,271,906	99,971,812
Norfolk Southern Corp.	1,190,913	82,494,543
Ryder System, Inc.	265,028	13,410,417
Union Pacific Corp.	1,522,526	149,709,981

		345,586,753

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co. (b)	419,698	27,209,021
W.W. Grainger, Inc.	217,952	30,007,631

		57,216,652

TOTAL COMMON STOCKS —
(Cost $4,089,785,692)		4,073,285,594

SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	91,610,387	91,610,387
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	3,051,213	3,051,213

TOTAL SHORT TERM INVESTMENTS —
(Cost $94,661,600)		94,661,600

TOTAL INVESTMENTS — 102.0% (f)
(Cost $4,184,447,292)		4,167,947,194
OTHER ASSETS & LIABILITIES — (2.0)%		(81,471,294)

NET ASSETS — 100.0%		$4,086,475,900

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 56.6%
Air Products & Chemicals, Inc.	1,285,698	$115,944,246
Airgas, Inc.	477,352	31,705,720
CF Industries Holdings, Inc.	435,521	59,574,917
E.I. du Pont de Nemours & Co.	5,401,176	296,902,645
Eastman Chemical Co. (a)	442,425	43,941,651
Ecolab, Inc.	1,410,844	71,981,261
FMC Corp.	448,306	38,074,628
International Flavors & Fragrances, Inc.	513,294	31,978,216
Monsanto Co.	3,145,337	227,282,052
PPG Industries, Inc.	969,042	92,262,489
Praxair, Inc.	1,189,244	120,827,190
Sigma-Aldrich Corp. (a)	750,132	47,738,400
The Dow Chemical Co.	6,844,652	258,385,613
The Sherwin-Williams Co.	549,832	46,180,390

		1,482,779,418

CONSTRUCTION MATERIALS — 1.4%
Vulcan Materials Co. (a)	809,208	36,899,885

CONTAINERS & PACKAGING — 4.6%
Ball Corp.	1,057,430	37,908,866
Bemis Co., Inc.	698,519	22,918,408
Owens-Illinois, Inc. (b)	1,036,612	31,295,316
Sealed Air Corp. (a)	1,026,269	27,360,332

		119,482,922

METALS & MINING — 32.9%
AK Steel Holding Corp. (a)	791,483	12,489,602
Alcoa, Inc. (a)	6,390,602	112,794,125
Allegheny Technologies, Inc. (a)	620,702	42,033,939
Cliffs Natural Resources, Inc. (a)	824,407	81,022,720
Freeport-McMoRan Copper & Gold, Inc.	5,546,993	308,135,461
Newmont Mining Corp.	2,890,820	157,780,956
Nucor Corp. (a)	1,905,155	87,675,233
Titanium Metals Corp. (a)(b)	667,486	12,401,890
United States Steel Corp.	883,580	47,660,305

		861,994,231

PAPER & FOREST PRODUCTS — 4.3%
International Paper Co.	2,664,825	80,424,419
MeadWestvaco Corp.	1,077,830	32,690,583

		113,115,002

TOTAL COMMON STOCKS —
(Cost $2,610,098,690)		2,614,271,458

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	119,179,156	119,179,156
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	3,884,999	3,884,999

TOTAL SHORT TERM INVESTMENTS —
(Cost $123,064,155)		123,064,155

TOTAL INVESTMENTS — 104.5% (f)
(Cost $2,733,162,845)		2,737,335,613
OTHER ASSETS & LIABILITIES — (4.5)%		(116,852,455)

NET ASSETS — 100.0%		$2,620,483,158

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 9.9%
Cisco Systems, Inc. (a)	15,004,972	$257,335,270
F5 Networks, Inc. (a)	218,121	22,372,671
Harris Corp. (b)	381,857	18,940,107
JDS Uniphase Corp. (a)	785,389	16,367,507
Juniper Networks, Inc. (a)	1,499,260	63,088,861
Motorola Mobility Holdings, Inc. (a)	806,968	19,690,019
Motorola Solutions, Inc. (a)	936,119	41,835,158
QUALCOMM, Inc.	4,489,337	246,150,347
Tellabs, Inc. (b)	1,163,562	6,097,065

		691,877,005

COMPUTERS & PERIPHERALS — 20.2%
Apple, Inc. (a)	2,500,789	871,399,927
Dell, Inc. (a)	4,630,859	67,193,764
EMC Corp. (a)(b)	5,690,162	151,073,801
Hewlett-Packard Co.	4,897,740	200,660,408
Lexmark International, Inc. (Class A) (a)	269,575	9,985,058
NetApp, Inc. (a)	1,050,856	50,630,242
SanDisk Corp. (a)	697,041	32,126,620
Western Digital Corp. (a)	663,863	24,755,451

		1,407,825,271

DIVERSIFIED TELECOMMUNICATION SERVICES — 13.0%
AT&T, Inc.	16,038,898	490,790,279
CenturyLink, Inc. (b)	864,190	35,907,095
Frontier Communications Corp. (b)	3,224,552	26,505,817
Qwest Communications International, Inc.	5,107,679	34,885,448
Verizon Communications, Inc.	7,714,104	297,301,568
Windstream Corp. (b)	1,518,200	19,539,234

		904,929,441

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Amphenol Corp. (Class A)	510,197	27,749,615
Corning, Inc.	4,333,794	89,406,170
FLIR Systems, Inc. (b)	475,350	16,451,864
Jabil Circuit, Inc.	641,663	13,109,175
Molex, Inc. (b)	436,137	10,955,761

		157,672,585

INTERNET SOFTWARE & SERVICES — 8.6%
Akamai Technologies, Inc. (a)	575,988	21,887,544
eBay, Inc. (a)	3,161,876	98,144,631
Google, Inc. (Class A) (a)	680,784	399,082,388
Monster Worldwide, Inc. (a)(b)	356,402	5,666,792
VeriSign, Inc. (b)	519,514	18,811,602
Yahoo!, Inc. (a)	3,633,281	60,494,129

		604,087,086

IT SERVICES — 14.8%
Automatic Data Processing, Inc.	1,378,625	70,737,249
Cognizant Technology Solutions Corp. (Class A) (a)	859,428	69,957,439
Computer Sciences Corp.	441,635	21,520,874
Fidelity National Information Services, Inc.	790,461	25,840,170
Fiserv, Inc. (a)	420,623	26,381,475
International Business Machines Corp.	3,309,810	539,730,717
MasterCard, Inc. (Class A)	268,647	67,623,823
Paychex, Inc.	913,431	28,645,196
SAIC, Inc. (a)(b)	794,759	13,447,322
Teradata Corp. (a)	496,799	25,187,709
The Western Union Co.	1,814,004	37,676,863
Total System Services, Inc. (b)	510,582	9,200,688
Visa, Inc. (Class A)	1,315,404	96,840,042

		1,032,789,567

OFFICE ELECTRONICS — 0.6%
Xerox Corp.	4,036,842	42,992,367

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.4%
Advanced Micro Devices, Inc. (a)(b)	1,749,113	15,042,372
Altera Corp.	934,724	41,146,550
Analog Devices, Inc.	852,621	33,576,215
Applied Materials, Inc.	3,673,015	57,372,494
Broadcom Corp. (Class A)	1,337,594	52,674,452
First Solar, Inc. (a)(b)	145,998	23,482,318
Intel Corp.	12,701,389	256,187,016
KLA-Tencor Corp. (b)	488,716	23,150,477
Linear Technology Corp. (b)	661,630	22,250,617
LSI Corp. (a)	1,870,462	12,719,142
MEMC Electronic Materials, Inc. (a)(b)	694,521	9,000,992
Microchip Technology, Inc. (b)	559,753	21,276,212
Micron Technology, Inc. (a)	2,464,552	28,243,766
National Semiconductor Corp.	735,531	10,547,515
Novellus Systems, Inc. (a)	297,726	11,054,566
NVIDIA Corp. (a)	1,667,485	30,781,773
Teradyne, Inc. (a)(b)	644,992	11,487,307
Texas Instruments, Inc.	3,230,201	111,635,747
Xilinx, Inc. (b)	758,972	24,894,282

		796,523,813

SOFTWARE — 17.4%
Adobe Systems, Inc. (a)	1,410,458	46,770,787
Autodesk, Inc. (a)	666,400	29,394,904
BMC Software, Inc. (a)	516,881	25,709,661
CA, Inc.	1,087,924	26,306,002
Citrix Systems, Inc. (a)	544,703	40,013,882
Compuware Corp. (a)	756,341	8,735,738
Electronic Arts, Inc. (a)	961,012	18,768,564
Intuit, Inc. (a)	776,442	41,229,070
Microsoft Corp.	20,067,785	508,919,028
Novell, Inc. (a)	1,224,830	7,263,242
Oracle Corp.	10,619,480	354,372,048
Red Hat, Inc. (a)	564,558	25,625,288
Salesforce.com, Inc. (a)(b)	343,905	45,938,830
Symantec Corp. (a)	2,144,994	39,768,189

		1,218,815,233

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
American Tower Corp. (Class A) (a)	1,116,696	$57,867,187
MetroPCS Communications, Inc. (a)	837,863	13,606,895
Sprint Nextel Corp. (a)	8,409,969	39,022,256

		110,496,338

TOTAL COMMON STOCKS —
(Cost $6,979,090,795)		6,968,008,706

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	108,822,209	108,822,209
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	16,514,522	16,514,522

TOTAL SHORT TERM INVESTMENTS —
(Cost $125,336,731)		125,336,731

TOTAL INVESTMENTS — 101.6% (f)
(Cost $7,104,427,526)		7,093,345,437
OTHER ASSETS & LIABILITIES — (1.6)%		(108,465,104)

NET ASSETS — 100.0%		$6,984,880,333

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 52.6%
American Electric Power Co., Inc.	4,926,472	$173,116,226
Duke Energy Corp.	12,504,786	226,961,866
Edison International	3,337,950	122,135,591
Entergy Corp.	1,826,186	122,737,961
Exelon Corp.	6,750,744	278,400,683
FirstEnergy Corp.	4,265,589	158,210,696
NextEra Energy, Inc.	4,293,370	236,650,554
Northeast Utilities (a)	1,800,321	62,291,107
Pepco Holdings, Inc. (a)	2,328,614	43,428,651
Pinnacle West Capital Corp.	1,135,349	48,581,584
PPL Corp.	4,959,284	125,469,885
Progress Energy, Inc.	3,014,024	139,067,067
Southern Co.	8,624,671	328,686,212

		2,065,738,083

GAS UTILITIES — 2.5%
Nicor, Inc. (a)	482,169	25,892,475
Oneok, Inc.	1,091,588	73,005,406

		98,897,881

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.3%
Constellation Energy Group, Inc.	2,048,791	63,778,864
NRG Energy, Inc. (a)(b)	2,524,809	54,384,386
The AES Corp. (b)	6,793,547	88,316,111

		206,479,361

MULTI-UTILITIES — 39.4%
Ameren Corp. (a)	2,474,004	69,445,292
CenterPoint Energy, Inc.	4,394,809	77,172,846
CMS Energy Corp. (a)	2,627,943	51,612,801
Consolidated Edison, Inc. (a)	2,998,502	152,084,021
Dominion Resources, Inc. (a)	5,924,438	264,822,379
DTE Energy Co.	1,746,633	85,515,152
Integrys Energy Group, Inc. (a)	810,571	40,941,941
NiSource, Inc. (a)	2,893,391	55,495,239
PG&E Corp.	4,056,778	179,228,452
Public Service Enterprise Group, Inc.	5,161,427	162,636,565
SCANA Corp. (a)	1,160,975	45,707,586
Sempra Energy	2,466,311	131,947,638
TECO Energy, Inc.	2,228,478	41,806,247
Wisconsin Energy Corp.	2,384,231	72,719,045
Xcel Energy, Inc.	4,964,703	118,606,755

		1,549,741,959

TOTAL COMMON STOCKS —
(Cost $4,382,069,062)		3,920,857,284

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	116,983,704	116,983,704
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	1,912,101	1,912,101

TOTAL SHORT TERM INVESTMENTS —
(Cost $118,895,805)		118,895,805

TOTAL INVESTMENTS — 102.8% (f)
(Cost $4,500,964,867)		4,039,753,089
OTHER ASSETS & LIABILITIES — (2.8)%		(108,589,138)

NET ASSETS — 100.0%		$3,931,163,951

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health Care	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$2,213,342,452	$3,446,508,446	$10,932,825,606	$7,954,552,239	$2,945,943,714	$4,073,285,594	$2,614,271,458	$6,968,008,706	$3,920,857,284
Investments in affiliated issuers, at value (Note 2 and Note 3)	65,496,436	94,780,640	185,027,641	296,133,389	25,280,943	94,661,600	123,064,155	125,336,731	118,895,805

Total investments	2,278,838,888	3,541,289,086	11,117,853,247	8,250,685,628	2,971,224,657	4,167,947,194	2,737,335,613	7,093,345,437	4,039,753,089
Cash	12,856	—	546,314	1,557,107	—	—	—	—	—
Receivable for investments sold	—	—	—	—	24,083,930	5,551,776	—	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	344,071	—	—	—	18,844	31,614	—	88,064
Dividends receivable — unaffiliated issuers (Note 2)	1,808,650	13,534,504	4,885,238	5,024,796	4,899,164	5,731,127	3,095,242	2,640,175	9,364,466
Dividends and securities lending income receivable — affiliated issuers (Note 2)	43,914	12,280	33,690	491,117	6,319	15,838	17,184	38,677	23,212
Prepaid expenses	2,686	4,591	17,242	17,705	3,414	4,575	4,536	10,549	5,728

TOTAL ASSETS	2,280,706,994	3,555,184,532	11,123,335,731	8,257,776,353	3,000,217,484	4,179,269,354	2,740,484,189	7,096,034,838	4,049,234,559

LIABILITIES
Payable upon return of securities loaned	62,815,201	92,495,429	180,092,943	195,763,203	25,280,843	91,610,387	119,179,156	108,822,209	116,983,704
Due to custodian	—	—	—	—	808,189	—	—	—	—
Payable for investments purchased	—	—	—	—	21,984,900	—	—	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	3,687	—	5,639	11,764	40,029	—	—	1,083	—
Accrued distribution fees (Note 3)	142,667	162,171	534,156	460,701	132,116	194,286	201,012	690,294	226,355
Accrued advisory fees (Note 3)	83,547	116,499	382,132	293,998	105,366	138,923	93,218	252,246	142,194
Accrued administration, custodian and transfer agent fees (Note 3)	68,003	94,825	311,038	239,301	85,763	113,077	75,875	205,317	115,740
Accrued trustees’ fees (Note 3)	971	1,414	3,694	3,259	1,232	1,617	1,065	2,714	1,745
Accrued expenses and other liabilities	410,085	533,622	1,540,906	1,375,423	291,602	735,164	450,705	1,180,642	600,870

TOTAL LIABILITIES	63,524,161	93,403,960	182,870,508	198,147,649	48,730,040	92,793,454	120,001,031	111,154,505	118,070,608

NET ASSETS	$2,217,182,833	$3,461,780,572	$10,940,465,223	$8,059,628,704	$2,951,487,444	$4,086,475,900	$2,620,483,158	$6,984,880,333	$3,931,163,951

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$2,398,574,035	$3,676,143,467	$11,644,859,178	$8,852,357,109	$3,468,231,105	$4,297,469,534	$3,099,646,702	$8,060,148,504	$4,677,323,751
Undistributed (distributions in excess of) net investment income	1,053,373	13,117,553	(831,054)	4,117,708	6,798,806	5,673,853	5,215,832	997,268	7,628,925
Accumulated net realized gain (loss) on investments	(160,167,021)	(124,417,721)	(1,365,876,858)	(637,618,322)	(162,760,099)	(200,167,389)	(488,552,144)	(1,065,183,350)	(292,576,947)
Net unrealized appreciation (depreciation) on investments	(22,277,554)	(103,062,727)	662,313,957	(159,227,791)	(360,782,368)	(16,500,098)	4,172,768	(11,082,089)	(461,211,778)

NET ASSETS	$2,217,182,833	$3,461,780,572	$10,940,465,223	$8,059,628,704	$2,951,487,444	$4,086,475,900	$2,620,483,158	$6,984,880,333	$3,931,163,951

NET ASSET VALUE PER SELECT SECTOR SPDR:
Net asset value per Select Sector SPDR share	$39.03	$29.93	$79.76	$16.38	$33.10	$37.67	$40.02	$26.05	$31.88

Shares outstanding (unlimited amount authorized, $0.01 par value)	56,803,252	115,671,809	137,174,200	491,995,427	89,165,324	108,476,000	65,473,725	268,155,897	123,324,160

COST OF INVESTMENTS:
Unaffiliated issuers	$2,235,620,006	$3,549,571,173	$10,270,511,649	$8,110,732,596	$3,306,726,082	$4,089,785,692	$2,610,098,690	$6,979,090,795	$4,382,069,062
Affiliated issuers (Note 3)	65,496,436	94,780,640	185,027,641	299,180,823	25,280,943	94,661,600	123,064,155	125,336,731	118,895,805

Total cost of investments	$2,301,116,442	$3,644,351,813	$10,455,539,290	$8,409,913,419	$3,332,007,025	$4,184,447,292	$2,733,162,845	$7,104,427,526	$4,500,964,867

* Includes investments of securities on loan, at value	$61,539,969	$92,431,361	$173,798,442	$193,855,371	$24,860,440	$90,346,719	$116,495,499	$106,362,152	$137,076,582

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2011 (Unaudited)

	The Consumer	The Consumer			The Health
	Discretionary	Staples	The Energy	The Financial	Care	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$20,247,365	$48,718,182	$68,397,363	$55,167,820	$30,119,163	$38,579,766	$24,952,648	$47,233,041	$85,904,008
Dividend income — affiliated issuers (Note 2)	4,346	5,500	12,672	410,300	4,885	8,878	6,777	19,759	12,198
Affiliated securities lending income — net (Note 3 and Note 7)	269,722	64,246	222,061	371,159	42,662	104,041	101,354	268,878	181,930

TOTAL INVESTMENT INCOME	20,521,433	48,787,928	68,632,096	55,949,279	30,166,710	38,692,685	25,060,779	47,521,678	86,098,136

EXPENSES
License fees (Note 3)	653,865	946,695	2,529,638	2,201,055	826,765	1,086,477	719,342	1,837,766	1,167,126
Distribution fees (Note 3)	588,479	852,026	2,276,674	1,980,949	744,088	977,829	647,408	1,653,990	1,050,413
Advisory fees (Note 3)	467,633	677,702	1,807,156	1,571,245	591,389	776,400	514,022	1,311,246	835,386
Administrator, custodian and transfer agent fees (Note 3)	302,300	438,103	1,172,920	1,011,221	382,629	497,852	331,136	847,096	539,589
Printing and postage expenses	24,545	36,611	95,663	76,370	28,848	41,835	27,276	69,123	44,862
Professional fees	17,056	24,936	63,476	46,393	17,942	29,076	18,471	49,735	32,298
SEC registration expenses	16,042	23,129	62,155	53,352	19,901	26,734	17,667	45,305	28,467
Trustees’ fees (Note 3)	12,153	19,153	43,501	39,955	16,854	19,300	13,149	32,308	24,009
Insurance expense	7,263	11,197	27,317	29,901	12,284	11,088	8,452	20,590	14,737
Miscellaneous expenses	16,575	24,829	37,766	47,206	20,782	25,845	17,636	32,961	28,013

TOTAL EXPENSES BEFORE WAIVERS	2,105,911	3,054,381	8,116,266	7,057,647	2,661,482	3,492,436	2,314,559	5,900,120	3,764,900

Fees waived by administrator, custodian and transfer agent (Note 3)	(19,379)	(27,921)	(72,930)	(64,245)	(24,310)	(31,700)	(21,016)	(53,418)	(34,356)

NET EXPENSES	2,086,532	3,026,460	8,043,336	6,993,402	2,637,172	3,460,736	2,293,543	5,846,702	3,730,544

NET INVESTMENT INCOME	18,434,901	45,761,468	60,588,760	48,955,877	27,529,538	35,231,949	22,767,236	41,674,976	82,367,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	214,684,034	112,179,876	818,641,998	292,178,332	15,841,687	242,052,772	289,708,255	163,460,527	45,001,502
Investment transactions — affiliated issuers (Note 3)	—	—	—	1,474,390	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	97,648,210	109,527,387	2,039,018,285	492,728,131	206,128,250	395,405,786	159,751,331	496,782,908	2,613,558
Investment transactions — affiliated issuers (Note 3)	—	—	—	9,628,362	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	312,332,244	221,707,263	2,857,660,283	796,009,215	221,969,937	637,458,558	449,459,586	660,243,435	47,615,060

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$330,767,145	$267,468,731	$2,918,249,043	$844,965,092	$249,499,475	$672,690,507	$472,226,822	$701,918,411	$129,982,652

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary		The Consumer Staples		The Energy		The Financial		The Health Care
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the		For the		For the		For the		For the
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,434,901	$23,415,762	$45,761,468	$75,030,237	$60,588,760	$105,620,281	$48,955,877	$64,666,487	$27,529,538	$50,871,117
Net realized gain (loss) on investment transactions	214,684,034	181,724,989	112,179,876	78,779,516	818,641,998	202,206,694	293,652,722	1,405,865,395	15,841,687	117,616,368
Net change in unrealized appreciation (depreciation) on investments	97,648,210	114,945,672	109,527,387	141,824,426	2,039,018,285	31,402,721	502,356,493	(1,754,474,330)	206,128,250	21,588,504

Net increase (decrease) in net assets resulting from operations	330,767,145	320,086,423	267,468,731	295,634,179	2,918,249,043	339,229,696	844,965,092	(283,942,448)	249,499,475	190,075,989

Net equalization credits and charges	994,726	(5,150,340)	(333,916)	(4,040,776)	1,799,810	(6,416,062)	(1,070,357)	(2,787,690)	408,730	(1,485,551)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,979,136)	(18,180,345)	(45,534,438)	(68,230,784)	(71,820,979)	(99,524,372)	(44,838,169)	(62,836,724)	(27,099,669)	(48,977,135)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sale of shares	3,014,403,331	6,841,360,976	2,680,571,910	8,412,080,751	9,881,864,940	17,310,969,196	12,972,764,069	25,449,983,064	2,747,309,658	8,561,923,574
Cost of shares repurchased	(2,825,455,432)	(6,691,115,011)	(2,695,270,077)	(7,270,300,974)	(8,464,915,518)	(16,092,584,368)	(11,092,036,535)	(27,218,542,250)	(2,715,892,037)	(7,984,944,681)
Net income equalization (Note 2)	(994,726)	5,150,340	333,916	4,040,776	(1,799,810)	6,416,062	1,070,357	2,787,690	(408,730)	1,485,551

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	187,953,173	155,396,305	(14,364,251)	1,145,820,553	1,415,149,612	1,224,800,890	1,881,797,891	(1,765,771,496)	31,008,891	578,464,444

Net increase (decrease) in net assets during period	496,735,908	452,152,043	207,236,126	1,369,183,172	4,263,377,486	1,458,090,152	2,680,854,457	(2,115,338,358)	253,817,427	718,077,747
Net assets at beginning of period	1,720,446,925	1,268,294,882	3,254,544,446	1,885,361,274	6,677,087,737	5,218,997,585	5,378,774,247	7,494,112,605	2,697,670,017	1,979,592,270

NET ASSETS END OF PERIOD (1)	$2,217,182,833	$1,720,446,925	$3,461,780,572	$3,254,544,446	$10,940,465,223	$6,677,087,737	$8,059,628,704	$5,378,774,247	$2,951,487,444	$2,697,670,017

SELECT SECTOR SPDR SHARES:
Shares sold	80,800,000	220,050,000	91,550,000	313,150,000	141,550,000	308,650,000	823,150,000	1,709,050,000	86,300,000	283,000,000
Shares redeemed	(75,450,000)	(214,750,000)	(92,600,000)	(270,400,000)	(123,500,000)	(286,250,000)	(705,950,000)	(1,835,800,000)	(85,600,000)	(263,450,000)

Net increase (decrease)	5,350,000	5,300,000	(1,050,000)	42,750,000	18,050,000	22,400,000	117,200,000	(126,750,000)	700,000	19,550,000

(1) Including undistributed (distribution in excess of) net investment income	$1,053,373	$5,597,608	$13,117,553	$12,890,523	$(831,054)	$10,401,165	$4,117,708	$—	$6,798,806	$6,368,937

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial		The Materials		The Technology		The Utilities
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the		For the		For the		For the
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended	3/31/11	Year Ended
	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10	(Unaudited)	9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,231,949	$53,392,175	$22,767,236	$60,280,205	$41,674,976	$61,052,059	$82,367,592	$137,854,645
Net realized gain (loss) on investment transactions	242,052,772	182,659,302	289,708,255	8,631,922	163,460,527	363,605,233	45,001,502	(12,414,945)
Net change in unrealized appreciation (depreciation) on investments	395,405,786	126,340,343	159,751,331	63,746,633	496,782,908	(50,168,912)	2,613,558	191,904,115

Net increase (decrease) in net assets resulting from operations	672,690,507	362,391,820	472,226,822	132,658,760	701,918,411	374,488,380	129,982,652	317,343,815

Net equalization credits and charges	552,065	(4,225,424)	579,359	(7,403,155)	2,569,034	(2,486,809)	(3,345,040)	930,361

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,498,344)	(48,881,772)	(28,846,143)	(51,927,379)	(43,289,632)	(58,440,127)	(80,150,270)	(136,689,541)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sale of shares	4,916,760,346	12,163,210,765	3,930,963,262	8,321,679,557	4,056,236,060	9,388,308,859	1,994,086,959	7,173,181,952
Cost of shares repurchased	(4,386,914,476)	(11,567,575,681)	(3,849,846,369)	(8,031,479,283)	(2,092,786,866)	(9,195,720,218)	(2,229,529,859)	(5,699,786,534)
Net income equalization (Note 2)	(552,065)	4,225,424	(579,359)	7,403,155	(2,569,034)	2,486,809	3,345,040	(930,361)

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	529,293,805	599,860,508	80,537,534	297,603,429	1,960,880,160	195,075,450	(232,097,860)	1,472,465,057

Net increase (decrease) in net assets during period	1,167,038,033	909,145,132	524,497,572	370,931,655	2,622,077,973	508,636,894	(185,610,518)	1,654,049,692
Net assets at beginning of period	2,919,437,867	2,010,292,735	2,095,985,586	1,725,053,931	4,362,802,360	3,854,165,466	4,116,774,469	2,462,724,777

NET ASSETS END OF PERIOD (1)	$4,086,475,900	$2,919,437,867	$2,620,483,158	$2,095,985,586	$6,984,880,333	$4,362,802,360	$3,931,163,951	$4,116,774,469

SELECT SECTOR SPDR SHARES:
Shares sold	141,650,000	409,700,000	104,800,000	258,450,000	161,200,000	423,450,000	62,850,000	236,800,000
Shares redeemed	(126,500,000)	(392,550,000)	(103,250,000)	(250,250,000)	(82,600,000)	(418,800,000)	(70,700,000)	(189,650,000)

Net increase (decrease)	15,150,000	17,150,000	1,550,000	8,200,000	78,600,000	4,650,000	(7,850,000)	47,150,000

(1) Including undistributed (distribution in excess of) net investment income	$5,673,853	$5,940,248	$5,215,832	$11,294,739	$997,268	$2,611,924	$7,628,925	$5,411,603

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Discretionary
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$33.44		$27.48	$28.05	$36.74	$34.95	$32.46

Income (loss) from investment operations:
Net investment income	0.31	(1)	0.44 (1)	0.45 (1)	0.46 (1)	0.37	0.32 (1)
Net realized and unrealized gain (loss) (2)	5.61		6.05	(0.51)	(8.57)	1.80	2.53

Total from investment operations	5.92		6.49	(0.06)	(8.11)	2.17	2.85

Net equalization credits and charges (1)	0.02		(0.10)	(0.06)	(0.09)	(0.03)	(0.05)

Distributions to shareholders from:
Net investment income	(0.35)		(0.43)	(0.45)	(0.49)	(0.35)	(0.31)

Net asset value, end of period	$39.03		$33.44	$27.48	$28.05	$36.74	$34.95

Total return (3)	17.80%		23.39%	(0.04)%	(22.39)%	6.07%	8.70%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,217,183		$1,720,447	$1,268,295	$995,833	$729,341	$429,980
Ratio of expenses to average net assets	0.19	%(4)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(4)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.69	%(4)	1.42%	1.99%	1.44%	0.93%	0.98%
Portfolio turnover rate (5)	3.23%		8.29%	4.21%	8.56%	5.65%	12.06%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Staples
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$27.88		$25.49	$27.42	$27.94	$25.34	$23.28

Income (loss) from investment operations:
Net investment income	0.42	(1)	0.80 (1)	0.71 (1)	0.59	0.59	0.50 (1)
Net realized and unrealized gain (loss) (2)	2.05		2.39	(1.91)	(0.53)	2.60	2.04

Total from investment operations	2.47		3.19	(1.20)	0.06	3.19	2.54

Net equalization credits and charges (1)	(0.00	)(3)	(0.04)	(0.05)	0.02	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(0.42)		(0.76)	(0.68)	(0.60)	(0.58)	(0.50)

Net asset value, end of period	$29.93		$27.88	$25.49	$27.42	$27.94	$25.34

Total return (4)	8.86%		12.50%	(4.37)%	0.28%	12.69%	11.13%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$3,461,781		$3,254,544	$1,885,361	$2,916,858	$2,090,505	$1,480,041
Ratio of expenses to average net assets	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	2.90	%(5)	2.95%	3.05%	2.22%	2.18%	2.10%
Portfolio turnover rate (6)	1.52%		5.07%	14.41%	3.20%	5.76%	7.55%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Energy
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$56.05		$53.96	$63.87	$74.99	$53.48	$53.65

Income (loss) from investment operations:
Net investment income	0.49	(1)	1.01 (1)	0.96 (1)	0.93	0.78	0.64
Net realized and unrealized gain (loss) (2)	23.76		2.15	(9.85)	(11.07)	21.49	(0.14)

Total from investment operations	24.25		3.16	(8.89)	(10.14)	22.27	0.50

Net equalization credits and charges (1)	0.01		(0.06)	(0.05)	(0.13)	0.01	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.55)		(1.01)	(0.97)	(0.85)	(0.77)	(0.67)

Net asset value, end of period	$79.76		$56.05	$53.96	$63.87	$74.99	$53.48

Total return (4)	43.36%		5.80%	(13.81)%	(13.87)%	41.87%	0.87%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$10,940,465		$6,677,088	$5,218,998	$6,617,777	$4,882,544	$4,014,453
Ratio of expenses to average net assets	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.44	%(5)	1.80%	1.98%	1.08%	1.19%	1.18%
Portfolio turnover rate (6)	2.09%		7.68%	24.39%	6.87%	7.00%	18.00%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Financial
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$14.35		$14.94	$20.09	$34.28	$34.64	$29.50

Income (loss) from investment operations:
Net investment income	0.11	(1)	0.15 (1)	0.35 (1)	0.86	0.84 (1)	0.77
Net realized and unrealized gain (loss) (2)	2.02		(0.58)	(5.12)	(14.48)	(0.53)	5.22

Total from investment operations	2.13		(0.43)	(4.77)	(13.62)	0.31	5.99

Net equalization credits and charges (1)	(0.00	)(3)	(0.01)	0.00 (3)	0.28	0.22	(0.08)

Distributions to shareholders from:
Net investment income	(0.10)		(0.15)	(0.38)	(0.85)	(0.89)	(0.77)

Net asset value, end of period	$16.38		$14.35	$14.94	$20.09	$34.28	$34.64

Total return (4)	14.84%		(2.95)%	(23.21)%	(39.24)%	1.41%	20.16%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$8,059,629		$5,378,774	$7,494,113	$11,898,718	$2,831,956	$1,952,484
Ratio of expenses to average net assets	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.33	%(5)	1.01%	2.95%	3.20%	2.35%	2.42%
Portfolio turnover rate (6)	3.31%		15.57%	16.74%	18.24%	14.57%	10.93%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Health Care
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$30.49		$28.72	$30.43	$35.41	$33.17	$31.37

Income (loss) from investment operations:
Net investment income (1)	0.32		0.59	0.58	0.55	0.56	0.44
Net realized and unrealized gain (loss) (2)	2.60		1.78	(1.69)	(4.97)	2.27	1.81

Total from investment operations	2.92		2.37	(1.11)	(4.42)	2.83	2.25

Net equalization credits and charges (1)	0.00		(0.02)	(0.04)	(0.01)	(0.03)	(0.02)

Distributions to shareholders from:
Net investment income	(0.31)		(0.58)	(0.56)	(0.55)	(0.56)	(0.43)

Net asset value, end of period	$33.10		$30.49	$28.72	$30.43	$35.41	$33.17

Total return (3)	9.59%		8.21%	(3.58)%	(12.55)%	8.49%	7.17%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,951,487		$2,697,670	$1,979,592	$2,377,145	$2,075,363	$1,948,747
Ratio of expenses to average net assets	0.19	%(4)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(4)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	2.00	%(4)	1.96%	2.22%	1.68%	1.64%	1.40%
Portfolio turnover rate (5)	5.24%		4.38%	5.61%	3.69%	10.15%	3.81%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Industrial
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$31.28		$26.39	$30.66	$40.92	$33.35	$30.14

Income (loss) from investment operations:
Net investment income	0.34	(1)	0.60 (1)	0.67 (1)	0.69 (1)	0.63 (1)	0.56
Net realized and unrealized gain (loss) (2)	6.37		4.93	(4.25)	(10.21)	7.60	3.23

Total from investment operations	6.71		5.53	(3.58)	(9.52)	8.23	3.79

Net equalization credits and charges (1)	0.01		(0.05)	(0.01)	(0.05)	0.00 (3)	(0.04)

Distributions to shareholders from:
Net investment income	(0.33)		(0.59)	(0.68)	(0.69)	(0.66)	(0.54)

Net asset value, end of period	$37.67		$31.28	$26.39	$30.66	$40.92	$33.35

Total return (4)	21.55%		20.94%	(11.25)%	(23.55)%	24.88%	12.51%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$4,086,476		$2,919,438	$2,010,293	$1,663,838	$1,989,147	$1,095,912
Ratio of expenses to average net assets	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.95	%(5)	2.04%	2.96%	1.85%	1.69%	1.67%
Portfolio turnover rate (6)	2.03%		8.82%	9.51%	4.27%	7.12%	3.01%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Materials
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$32.79		$30.96	$33.10	$42.15	$31.67	$27.47

Income (loss) from investment operations:
Net investment income (1)	0.35		1.08 (2)	0.64	0.94	0.85	0.80
Net realized and unrealized gain (loss) (3)	7.30		1.93	(2.05)	(8.78)	10.46	4.30

Total from investment operations	7.65		3.01	(1.41)	(7.84)	11.31	5.10

Net equalization credits and charges (1)	0.01		(0.13)	(0.05)	(0.28)	(0.03)	(0.12)

Distributions to shareholders from:
Net investment income	(0.43)		(1.05)	(0.68)	(0.93)	(0.80)	(0.78)

Net asset value, end of period	$40.02		$32.79	$30.96	$33.10	$42.15	$31.67

Total return (4)	23.41%		9.39%	(3.85)%	(19.58)%	35.97%	18.13%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,620,483		$2,095,986	$1,725,054	$1,395,939	$1,724,848	$703,475
Ratio of expenses to average net assets	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(5)	0.21%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.90	%(5)	3.35%	2.54%	2.27%	2.26%	2.57%
Portfolio turnover rate (6)	5.39%		13.98%	35.67%	12.03%	8.94%	6.24%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Weyerhauser Co.). The resulting increase to net investment income amounted to $0.52 per share and 1.61% of average net assets.
(3)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Technology
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$23.02		$20.84	$19.83	$27.00	$21.99	$20.89

Income (loss) from investment operations:
Net investment income	0.17	(1)	0.32 (1)	0.30 (1)	0.27 (1)	0.20	0.19 (1)
Net realized and unrealized gain (loss) (2)	3.02		2.18	1.01	(7.16)	5.02	1.10

Total from investment operations	3.19		2.50	1.31	(6.89)	5.22	1.29

Net equalization credits and charges (1)	0.01		(0.01)	0.02	(0.01)	0.00 (3)	0.00 (3)

Distributions to shareholders from:
Net investment income	(0.17)		(0.31)	(0.32)	(0.27)	(0.21)	(0.19)

Net asset value, end of period	$26.05		$23.02	$20.84	$19.83	$27.00	$21.99

Total return (4)	13.94%		11.97%	7.01%	(25.68)%	23.79%	6.20%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$6,984,880		$4,362,802	$3,854,165	$2,436,742	$2,726,921	$1,817,902
Ratio of expenses to average net assets	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(5)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	1.36	%(5)	1.43%	1.75%	1.12%	0.85%	0.91%
Portfolio turnover rate (6)	2.31%		4.77%	7.38%	9.31%	12.83%	11.30%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Utilities
	Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/11		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

Net asset value, beginning of period	$31.38		$29.31	$33.11	$39.90	$33.97	$33.58

Income (loss) from investment operations:
Net investment income (1)	0.67		1.28	1.25	1.19	1.10	1.08
Net realized and unrealized gain (loss) (2)	0.53		2.05	(3.80)	(6.63)	6.06	0.39

Total from investment operations	1.20		3.33	(2.55)	(5.44)	7.16	1.47

Net equalization credits and charges (1)	(0.03)		0.01	0.01	(0.15)	(0.13)	(0.01)

Distributions to shareholders from:
Net investment income	(0.67)		(1.27)	(1.26)	(1.20)	(1.10)	(1.07)

Net asset value, end of period	$31.88		$31.38	$29.31	$33.11	$39.90	$33.97

Total return (3)	3.74%		11.64%	(7.43)%	(14.39)%	20.83%	4.49%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$3,931,164		$4,116,774	$2,462,725	$2,218,518	$2,734,750	$2,993,688
Ratio of expenses to average net assets	0.19	%(4)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of expenses to average net assets before waivers	0.19	%(4)	0.20%	0.22%	0.22%	0.23%	0.24%
Ratio of net investment income (loss) to average net assets	4.23	%(4)	4.25%	4.49%	2.97%	2.85%	3.34%
Portfolio turnover rate (5)	1.42%		10.84%	9.63%	3.83%	9.80%	2.13%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2011 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”) was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a “Select Sector Index”). Each of the nine Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500. The Trust is comprised of the following Funds: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each a “Fund” or “Select Sector SPDR Fund” and collectively the “Funds” or “Select Sector SPDR Funds”). Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specific Select Sector Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Distributions

Each Fund declares and distributes dividends from net investment income to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

Federal Income Tax

Each Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales. Net investment income per share calculations in the Financial Highlights for all periods presented exclude these differences.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2010 and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

For the six months ended March 31, 2011, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain
Reclassified to
Paid in Capital

Consumer Discretionary Select Sector SPDR Fund	$233,317,017
Consumer Staples Select Sector SPDR Fund	112,441,497
Energy Select Sector SPDR Fund	869,235,962
Financial Select Sector SPDR Fund	323,402,377
Health Care Select Sector SPDR Fund	62,582,950
Industrial Select Sector SPDR Fund	263,635,359
Materials Select Sector SPDR Fund	297,097,878
Technology Select Sector SPDR Fund	182,440,254
Utilities Select Sector SPDR Fund	67,662,440

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

At September 30, 2010, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

	2011	2012	2013	2014	2015	2016	2017	2018

Consumer Discretionary Select Sector SPDR Fund	$13,927,450	$2,502,233	$997,052	$9,450,752	$7,544,551	$4,343,910	$17,652,701	$44,152,294
Consumer Staples Select Sector SPDR Fund	53,558,106	23,758,907	799,804	23,679,427	175,734	2,872,408	—	3,835,906
Energy Select Sector SPDR Fund	65,879,072	6,684,065	821,860	50,406	94,186,580	16,887,031	46,397,013	932,038,288
Financial Select Sector SPDR Fund	19,148,460	8,078,713	4,176,362	9,961,554	10,349,660	41,633,377	423,127,850	90,848,829
Health Care Select Sector SPDR Fund	17,808,907	1,306,855	6,333,060	7,166,786	3,362,549	1,330,406	21,726,896	29,635,140
Industrial Select Sector SPDR Fund	29,450,669	6,331,812	1,389,592	4,968,985	7,287,655	5,756,566	15,013,076	80,582,108
Materials Select Sector SPDR Fund	6,349,204	2,359,563	1,867,693	3,631,452	400,900	2,396,678	34,304,196	254,329,658
Technology Select Sector SPDR Fund	305,114,554	123,285,364	9,613,457	52,407,581	149,073,403	64,942,837	121,713,434	135,090,209
Utilities Select Sector SPDR Fund	18,897,010	15,559,181	400,327	2,962,529	4,942,581	—	23,780,627	83,031,840

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2009 through September 30, 2010 that have been deferred for tax purposes until fiscal year 2011:

Deferred Losses

Consumer Discretionary Select Sector SPDR Fund	$40,829,134
Consumer Staples Select Sector SPDR Fund	13,115,872
Energy Select Sector SPDR Fund	120,300,080
Financial Select Sector SPDR Fund	—
Health Care Select Sector SPDR Fund	22,933,364
Industrial Select Sector SPDR Fund	27,687,839
Materials Select Sector SPDR Fund	159,773,879
Technology Select Sector SPDR Fund	61,133,352
Utilities Select Sector SPDR Fund	104,752,494

3.	Related Party Fees and Transactions

Adviser Fees

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (“Investment Advisory Agreement” or “Agreement”) with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services provided to each Fund under its Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. As of February 1, 2011, the advisory fee is a sliding fee scale calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; and (iv) 0.03% of average daily net assets on the remainder of net assets. Prior to February 1, 2011, the advisory fee was a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets and (ii) 0.04% on the remainder of net assets. From time to time, the Adviser may waive all or a portion of its fees. The Adviser did not waive any of its fees in the current period.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Unitary Fee

A “unitary” fee is paid by each Fund to State Street Bank and Trust Company (“State Street”) for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. As of February 1, 2011, the unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets of the next $10.0 billion of net assets of the Trust; and (v) 0.01% of average daily net assets on the remainder of net assets. Prior to February 1, 2011, the unitary fee was a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets on the remainder of net assets. As of February 1, 2011, State Street has voluntarily undertaken to waive 0.0025% of its unitary fee on net assets of the Trust over $22.5 billion through January 31, 2012. Prior to February 1, 2011, State Street had voluntarily undertaken to waive 0.005% of its unitary fee on net assets of the Trust over $22.5 billion. State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

The waiver amounts for each Fund’s allocation of the unitary fee for the period ended March 31, 2011 were as follows:

Waiver Amount

Consumer Discretionary Select Sector SPDR Fund	$19,379
Consumer Staples Select Sector SPDR Fund	27,921
Energy Select Sector SPDR Fund	72,930
Financial Select Sector SPDR Fund	64,245
Health Care Select Sector SPDR Fund	24,310
Industrial Select Sector SPDR Fund	31,700
Materials Select Sector SPDR Fund	21,016
Technology Select Sector SPDR Fund	53,418
Utilities Select Sector SPDR Fund	34,356

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the period ended March 31, 2011, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

Consumer Discretionary Select Sector SPDR Fund	$47,585
Consumer Staples Select Sector SPDR Fund	11,336
Energy Select Sector SPDR Fund	39,181
Financial Select Sector SPDR Fund	65,491
Health Care Select Sector SPDR Fund	7,527
Industrial Select Sector SPDR Fund	18,358
Materials Select Sector SPDR Fund	17,881
Technology Select Sector SPDR Fund	47,444
Utilities Select Sector SPDR Fund	32,097

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. The Board has limited each Fund’s 12b-1 fee to 0.054% of its average daily net assets beginning on February 1, 2010 through at least January 31, 2012. Prior to February 1, 2010, the fee limitation was 0.06% of each Fund’s average daily net assets.

Trustees’ Fees

The Trust pays each Trustee who is not an “interested person” of the Trust within the meaning of the 1940 Act (each an “Independent Trustee” and collectively, the “Independent Trustees”) an annual fee of $72,000 plus a per meeting fee of $5,000 for scheduled quarterly meetings of the Board attended by the Trustee and $1,500 for each special telephonic meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. Independent Trustees who serve on the Trust’s Audit Committee (“Audit Committee”) also receive $2,500 per Audit Committee meeting attended. The Audit Committee Chairperson receives an additional fee of $4,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

Additional Expenses

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the “Minimum Annual Fee”), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2011, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/10	9/30/10	9/30/10	Cost	Shares	Proceeds	Shares	at 3/31/11	3/31/11	Income	Gain (Loss)

1,666,585	$75,439,387	$62,763,591	$99,806,303	2,228,214	$78,278,823	1,772,106	2,122,693	$95,393,823	$404,080	$1,474,390

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at March 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income

Consumer Discretionary Select Sector SPDR Fund	$85,033,032	$642,637,799	642,637,799	$664,855,630	664,855,630	$62,815,201	$261,624
Consumer Staples Select Sector SPDR Fund	60,577,909	811,893,664	811,893,664	779,976,144	779,976,144	92,495,429	63,756
Energy Select Sector SPDR Fund	140,985,855	1,355,728,869	1,355,728,869	1,316,621,781	1,316,621,781	180,092,943	221,022
Financial Select Sector SPDR Fund	146,608,012	1,007,506,866	1,007,506,866	958,351,675	958,351,675	195,763,203	368,814
Health Care Select Sector SPDR Fund	42,959,573	511,986,918	511,986,918	529,665,648	529,665,648	25,280,843	42,662
Industrial Select Sector SPDR Fund	87,663,997	451,185,675	451,185,675	447,239,285	447,239,285	91,610,387	104,041
Materials Select Sector SPDR Fund	119,707,221	585,361,025	585,361,025	585,889,090	585,889,090	119,179,156	101,187
Technology Select Sector SPDR Fund	118,590,835	1,435,892,178	1,435,892,178	1,445,660,804	1,445,660,804	108,822,209	267,297
Utilities Select Sector SPDR Fund	454,407,124	1,256,660,362	1,256,660,362	1,594,083,782	1,594,083,782	116,983,704	180,681

Amounts related to investments in Liquid Reserves Fund at March 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income

Consumer Discretionary Select Sector SPDR Fund	$2,701,851	$41,852,913	41,852,913	$41,873,529	41,873,529	$2,681,235	$4,346
Consumer Staples Select Sector SPDR Fund	2,213,172	109,661,668	109,661,668	109,589,629	109,589,629	2,285,211	5,500
Energy Select Sector SPDR Fund	6,573,284	90,503,578	90,503,578	92,142,164	92,142,164	4,934,698	12,672
Financial Select Sector SPDR Fund	5,160,133	92,079,122	92,079,122	92,262,892	92,262,892	4,976,363	6,220
Health Care Select Sector SPDR Fund	100	43,144,816	43,144,816	43,144,816	43,144,816	100	4,885
Industrial Select Sector SPDR Fund	3,826,816	52,846,200	52,846,200	53,621,803	53,621,803	3,051,213	8,878
Materials Select Sector SPDR Fund	6,549,899	72,332,838	72,332,838	74,997,738	74,997,738	3,884,999	6,777
Technology Select Sector SPDR Fund	16,628,906	133,071,394	133,071,394	133,185,778	133,185,778	16,514,522	19,759
Utilities Select Sector SPDR Fund	11,764,089	129,498,664	129,498,664	139,350,652	139,350,652	1,912,101	12,198

4.	Shareholder Transactions

Select Sector SPDR Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to defray related expenses.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2011 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Consumer Discretionary Select Sector SPDR Fund	$2,301,116,442	$80,373,975	$102,651,529	$(22,277,554)
Consumer Staples Select Sector SPDR Fund	3,644,351,813	101,296,751	204,359,478	(103,062,727)
Energy Select Sector SPDR Fund	10,455,539,290	790,340,267	128,026,310	662,313,957
Financial Select Sector SPDR Fund	8,409,913,419	174,958,234	334,186,025	(159,227,791)
Health Care Select Sector SPDR Fund	3,332,007,025	40,500,861	401,283,229	(360,782,368)
Industrial Select Sector SPDR Fund	4,184,447,292	197,677,585	214,177,683	(16,500,098)
Materials Select Sector SPDR Fund	2,733,162,845	87,134,986	82,962,218	4,172,768
Technology Select Sector SPDR Fund	7,104,427,526	505,345,360	516,427,449	(11,082,089)
Utilities Select Sector SPDR Fund	4,500,964,867	61,380,116	522,591,894	(461,211,778)

6.	Investment Transactions

For the six months ended March 31, 2011, the Trust had in-kind contributions, in-kind redemptions and in-kind net realized gain as follows:

			Realized
	Contributions	Redemptions	Gain

Consumer Discretionary Select Sector SPDR Fund	$2,456,996,438	$2,270,103,198	$233,317,017
Consumer Staples Select Sector SPDR Fund	2,128,348,560	2,142,710,811	112,441,497
Energy Select Sector SPDR Fund	7,565,441,535	6,153,452,581	869,235,962
Financial Select Sector SPDR Fund	8,024,249,927	6,142,735,915	323,402,377
Health Care Select Sector SPDR Fund	1,913,611,150	1,882,369,497	62,582,950
Industrial Select Sector SPDR Fund	3,570,976,611	3,041,636,970	263,635,359
Materials Select Sector SPDR Fund	3,220,896,244	3,140,821,790	297,097,878
Technology Select Sector SPDR Fund	3,203,579,495	1,242,422,897	182,440,254
Utilities Select Sector SPDR Fund	1,369,587,551	1,601,655,435	67,662,440

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any income equalization or cash component of the transactions.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

For the six months ended March 31, 2011, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

Consumer Discretionary Select Sector SPDR Fund	$68,143,172	$70,730,322
Consumer Staples Select Sector SPDR Fund	59,997,430	48,229,541
Energy Select Sector SPDR Fund	180,286,822	185,382,492
Financial Select Sector SPDR Fund	234,127,309	238,960,278
Health Care Select Sector SPDR Fund	146,763,031	145,648,894
Industrial Select Sector SPDR Fund	71,923,135	77,596,880
Materials Select Sector SPDR Fund	127,204,433	130,305,108
Technology Select Sector SPDR Fund	138,843,938	160,085,060
Utilities Select Sector SPDR Fund	64,538,393	55,711,064

7.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security on loan due to market fluctuation of security values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2011 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/10 to
	Ratio	10/1/10	3/31/11	3/31/11

Actual
Consumer Discretionary Select Sector SPDR Fund	0.19%	$1,000	$1,178.00	$1.03
Consumer Staples Select Sector SPDR Fund	0.19%	$1,000	$1,088.60	$0.99
Energy Select Sector SPDR Fund	0.19%	$1,000	$1,433.60	$1.15
Financial Select Sector SPDR Fund	0.19%	$1,000	$1,148.40	$1.02
Health Care Select Sector SPDR Fund	0.19%	$1,000	$1,095.90	$0.99
Industrial Select Sector SPDR Fund	0.19%	$1,000	$1,215.50	$1.05
Materials Select Sector SPDR Fund	0.19%	$1,000	$1,234.10	$1.06
Technology Select Sector SPDR Fund	0.19%	$1,000	$1,139.40	$1.01
Utilities Select Sector SPDR Fund	0.19%	$1,000	$1,037.40	$0.97
Hypothetical (assuming a 5% return before expenses)
Consumer Discretionary Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Consumer Staples Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Energy Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Financial Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Health Care Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Industrial Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Materials Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Technology Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96
Utilities Select Sector SPDR Fund	0.19%	$1,000	$1,023.98	$0.96

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission (“SEC”), at www.sec.gov.

Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number above (toll free) and on the SEC’s website, at www.sec.gov, and on the Fund website at www.sectorspdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (toll free).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

Advisory Contract Renewal

At an in-person meeting held on November 9, 2010, the Trustees of the Trust considered the renewal of the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds. The Independent Trustees also met separately on October 12, 2010 with their counsel to consider the Agreement and the materials provided by the Adviser and State Street in response to a request from independent legal counsel on their behalf. This meeting was preceded by a presentation by representatives of the Adviser and State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust’s securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisors (“SSgA”), with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

Investment Performance of the Funds

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were lower than those of all of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

Profitability to the Adviser and its Affiliates

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees had been provided with data on the Funds’ profitability to the Adviser for each of the preceding five years through a recent date, as well as data on the Trust’s profitability to State Street for the same periods,

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

together in both cases with profitability estimates for the coming year at several hypothetical asset levels. The Trustees also had been provided with information from both the Adviser and State Street discussing the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the October 12, 2010 meeting and the November 9, 2010 meeting with representatives of the Adviser and State Street, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.

Other Benefits to the Adviser

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not such as to render the Adviser’s fees excessive.

Economies of Scale

On the basis of their discussions with management and their analysis of information provided at and prior to the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules. In this regard, in light of the recent growth of the Funds and further anticipated economies of scale, the Independent Trustees asked the Adviser to agree to a further breakpoint in its advisory fee, and the Adviser agreed to amend the Agreement effective February 1, 2011, to add a breakpoint at $30 billion of 0.035% and a breakpoint at $50 billion of 0.03%.

In addition, the Independent Trustees noted that, effective January 1, 2008, State Street had voluntarily agreed to waive a portion of its unitary fee for services as the Trust’s Administrator, Transfer Agent and Custodian for Trust assets over $22.5 billion. The Independent Trustees asked State Street to agree to amend its contracts with the Trust to reflect this as a contractual breakpoint, and to consider another breakpoint at a higher asset level. In response to this request, State Street agreed to amend its contracts with the Trust effective February 1, 2011 to add a breakpoint on Trust assets over $22.5 billion of 0.01%, and to voluntarily waive one-quarter of its fee on Trust assets over $22.5 billion, so that the effective fee on Trust assets over $22.5 billion is 0.0075% through January 31, 2012.

Comparison of Fees and Expense Ratios

In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1)data for all domestic ETFs tracking sector indexes and (2)data obtained from a Lipper database of sector peer funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases a Fund’s advisory fee, which covered only advisory services, would be misleadingly low relative to its competitors’. The Trustees then reviewed expense ratios and noted that the overall expense ratio of each Fund was lower than that of all of its domestic sector ETF peers, but also noted that each Fund was significantly larger than all of its ETF sector peers. The Independent Trustees therefore requested, as noted above, that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and noted that the Adviser and State Street agreed to additional changes to the fee schedules for the benefit of shareholders, as noted above. The Trustees concluded that the data available provided some indirect

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2011 (Unaudited)

confirmation of the reasonableness of the Adviser’s fees, particularly in light of the new breakpoints to which the Adviser agreed.

Conclusion

The Trustees, including the Independent Trustees, approved the continuance of the Agreement, as so amended, after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees adequately shared economies of scale with the Funds.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR KBW Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)

SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

Trustees
Cheryl Burgermeister
George R. Gaspari, Chairman
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

Officers
James E. Ross, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew Flaherty, Assistant Treasurer
Laura Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer

Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

The Select Sector SPDR Trust	Semi - Annual Report
Trustees
Cheryl Burgermeister
George R. Gaspari, Chairman
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion
Officers
James E. Ross, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew Flaherty, Assistant Treasurer
Laura Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

Start weaving a stronger portfolio today.
Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF
1-866-732-8673

Item 2. Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the Registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable to the Registrant.
Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant’s President and Principal Executive Officer, and Chad C. Hallett, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (the “Procedures”) and evaluated their effectiveness. Based on the review, Messrs. Ross and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission’s rules and regulations.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.
     (3) Not applicable
(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SELECT SECTOR SPDR® TRUST

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:	June 3, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:	June 3, 2011

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 3, 2011